Expense Example, No Redemption - Calamos Nasdaq-100 Structured Alt Protection ETF - December - Calamos Nasdaq-100 Structured Alt Protection ETF - December	Nov. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	$ 859